Share Based Compensation (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Expense Abstract
Research and development, net	$ 198	$ 168
Sales and marketing	73	59
General and administrative	192	186
Total share based compensation expense	$ 463	$ 413